SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


07-08   CEE      2800      13.2500      15.82 	     Weeden & Co
07-10	  " "      2100      13.3200      15.89             " "
07-11	  " "      1300      13.0185      15.51             " "
07-15	  " "      2500      13.1500      15.49             " "
07-16	  " "      2500      12.9900      15.52             " "
07-22	  " "      2000      13.0000      15.24             " "
07-23	  " "      1800      12.5000      15.03             " "
07-24	  " "      2000      12.2175      14.37             " "
07-26	  " "      2000      11.7900      14.38             " "
07-30	  " "      1200      12.1308      14.64             " "
07-31   " "      1100      12.1018      14.67             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          08/01/02